Schedule of Convertible Notes of Debt Discount (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Convertible notes - total principal	$ 14,432,996	$ 7,482,104
Unamortized issuance costs and discount	(11,681,363)	(7,456,039)
Convertible Notes, Net of Debt Discount	$ 2,751,633	$ 26,065